Non-current assets held for sale (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets held for sale [Abstract]
Balance at beginning of year		R$ 1,507,548	R$ 1,418,308	R$ 1,310,033
Loan repayments - repossession of assets		785,139	524,497	834,903
Capital Increase in Companies held for sale		0	0	10,462
Additions / disposals (net) due to change in the scope of consolidation	[1],[2]	(130,713)	0	(497,847)
Sales		(563,607)	(434,553)	(239,291)
Others		0	(704)	48
Final balance, gross		1,598,367	1,507,548	1,418,308
Impairment losses	[3]	R$ (218,136)	R$ (352,092)	R$ (80,423)
Impairment as a percentage of foreclosed assets		13.65%	23.37%	10.52%
Balance at end of year		R$ 1,380,231	R$ 1,155,456	R$ 1,337,885

[1]	On June 30, 2018, The Management of Banco Santander revalued your strategy on the investment in the company Real TJK Empreendimento Imobiliario S.A. (current name for Rojo Entretenimento S.A.), a company that owns the Teatro Santander, and decided to transfer the company from non-current assets held to sale to associates and subsidiaries (Note 11). On December 31, 2018, the amount of this investment was R$0 (12/31/2017- R$130,713) in the Bank and Consolidated.
[2]	On September 30, 2016, as a result of the non-expectation of sale of investment in BW Guirapa and controlled, from a market period, an administrator transferred the total of this balance to the caption of investments in affiliated and controlled companies in the country (Note 11). In 2017, as described at note 3, this investment was sold.
[3]	In 2018, includes the amount of R$133,957 of provisions for devaluations on real estate and which were subsequently sold, constituted from valuation reports prepared by specialized external consulting, recorded as a provision for impairment losses, in 2017, this provision was R$271,670 (Note 43).